UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager
Filing this Report:
                       Name:       Healy Circle Capital
                                   Management, LLC
                       Address:    153 East 53rd Street
                                   New York, New York 10022

                       13F File    028-10763
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:                 Aaron Tawil
Title:                Chief Operating
                      Officer
Phone:                212-446-2443
Signature,            Place,                and Date of Signing:
Aaron Tawil           New York, New York    November 15, 2004

Report Type (Check only one.):
                      [ X]        13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this   None
Manager:

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                    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included         None
Managers:
Form 13F Information Table       31
Entry Total:
Form 13F Information Table       $50,178
Value Total:

List of Other Included           None
Managers:




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FORM 13F INFORMATION TABLE

Name of Issuer		Class	Cusip		Value(000's)	Shares  Shares	Invstmt Dscretn	Voting Authority

ANADARKO PETROLEUM CORP	Common	032511107	2,323	 	35000	SH	Sole		35000

ARTESYN TECHNOLOGIES 	Common	043127109	  840		84200	SH	Sole		84200

ASHLAND INC		Common	044204105 	2,484         	44300	SH 	Sole           	44300

BALL CORP		Common	058498106	1,550		41400	SH	Sole		41400

CENTURY ALUMINUM CO	Common	156431108 	1,032         	37200	SH 	Sole            37200

CLARUS CORP		Common	182707109	  942		107600	SH	Sole		107600

CROWN HOLDINGS INC     	Common	228368106 	2,269         	220100	SH	Sole         	220100

DANIELSON HOLDING CORP	Common	236274106 	  601         	98700 	SH 	Sole           	98700

DOW CHEMICAL CO		Common	260543103	2,259		50000	SH	Sole		50000

EGL INC			Common	268484102	1,513		50000	SH	Sole		50000

EAGLE MATERIALS INC	Common	26969P108	2,217		31100	SH	Sole		31100

W R GRACE & CO  	Common	38388F108 	1,669         	176600	SH 	Sole          	176600

GRAFTECH INTERNATIONAL 	Common	384313102 	2,120         	152000	SH	Sole          	152000

HOLLY CORP		Common	435758305	1,155		45300	SH	Sole		45300

INPUT/OUTPUT INC	Common	457652105	  773		75000	SH	Sole		75000

LKQ CORP		Common	501889208 	1,217         	66594	SH	Sole            66594

LAFARGE CORP		Common	505862102	1,646		35100	SH	Sole		35100

LAIDLAW INTERNATIONAL	Common	50730R102 	1,921         	116800	SH 	Sole          	116800

LEVITT CORP		Common	52742P108	1,032		44000	SH	Sole		44000

MASCO CORP 		Common	574599106 	3,128         	90600	SH 	Sole           	90600

MCDERMOTT INTN'L INC 	Common	580037109 	1,475         	125000	SH	Sole          	125000

PACCAR INC		Common	693718108	1,748    	25296  	SH      Sole		25296

PULTE HOMES INC		Common	745867101	2,148	    	35000 	SH      Sole		35000

REGAL ENTERTAINMENT GRP	Common	758766109  	1,687         	88300 	SH      Sole	      	88300

RHODIA ADR		Common	762397107	  531		356500	SH	Sole		356500

ST JOE PAPER CO		Common  790148100  	1,194  		25000 	SH	Sole		25000

STARWOOD LODGING	Common	85590A203  	1,407    	30300 	SH      Sole		30300

TEREX CORP		Common	880779103	1,519		35000	SH	Sole		35000

TYCO INTERNATIONAL LTD	Common	902124106  	2,606    	85000 	SH      Sole		85000

VULCAN MATERIALS CO 	Common	929160109  	1,019    	20000 	SH      Sole		20000

OMI CORP	 	Common	Y6476W104  	2,153	      	134400 	SH      Sole	      	134400


